Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Principles of consolidation

2.1 – Principles of consolidation

The Company’s consolidated financial statements include the assets, liabilities, results of operations and cash flows of its majority-owned subsidiaries. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases. Intercompany balances and transactions have been eliminated in consolidation. In compliance with U.S. GAAP, the Company assesses for consolidation any entity identified as a Variable Interest Entity (“VIE”) and consolidates any VIEs, for which the Company is determined to be the primary beneficiary, as described in Note 2.9.

When the Company owns some, but not all, of the voting stock of a consolidated entity, the shares held by third parties represent a noncontrolling interest. The consolidated financial statements are prepared based on the total amount of assets and liabilities and income and expenses of the consolidated subsidiaries. However, the portion of these items that does not belong to the Company is reported on the line “Noncontrolling interest” in the consolidated financial statements.

Use of estimates

2.2 – Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions. The primary areas that require significant estimates and judgments by management include, but are not limited to:

•	sales returns and allowances,

•	inventory obsolescence reserves and normal manufacturing capacity thresholds to determine costs capitalized in inventory,

•	recognition and measurement of loss contingencies,

•	valuation at fair value of assets acquired or sold, including intangibles, goodwill, investments and tangible assets,

•

annual and trigger-based impairment review of goodwill and intangible assets, as well as an assessment, in each reporting period, of events, which could trigger impairment testing on long-lived assets,

•	estimated value of the consideration to be received and used as fair value for asset groups classified as assets held for sale and the assessment of probability of realizing the sale,

•	assessment of other-than-temporary impairment charges on financial assets, including equity-method investments,

•	recognition and measurement of restructuring charges and other related exit costs,

•	assumptions used in assessing the number of awards expected to vest on stock-based compensation plans,

•	assumptions used in calculating pension obligations and other long-term employee benefits, and

•

determination of the amount of taxes expected to be paid and tax benefit expected to be received, including deferred income tax assets, valuation allowance and provisions for uncertain tax positions and claims.

The Company bases the estimates and assumptions on historical experience and on various other factors such as market trends, market information used by market participants and the latest available business plans that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. While the Company regularly evaluates its estimates and assumptions, the actual results experienced by the Company could differ materially and adversely from those estimates. To the extent there are material differences between the estimates and the actual results, future results of operations, cash flows and financial position could be significantly affected.

Foreign currency

2.3 – Foreign currency

The U.S. dollar is the reporting currency of the Company. The U.S. dollar is the currency of the primary economic environment in which the Company operates since the worldwide semiconductor industry uses the U.S. dollar as a currency of reference for actual pricing in the market. Furthermore, the majority of the Company’s transactions are denominated in U.S. dollars, and revenues from external sales in U.S. dollars largely exceed revenues in any other currency. However, certain significant costs are largely incurred in the countries of the Euro zone and other non U.S. dollar currency areas.

The functional currency of each subsidiary of the Company is either the local currency or the U.S. dollar, depending on the basis of the economic environment in which each subsidiary operates. Foreign currency transactions, including operations in local currency when the U.S. dollar is the functional currency, are measured into the functional currency using the period exchange rate. Foreign exchange gains and losses resulting from the re-measurement at reporting date of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of income on the line “Other income and expenses, net”.

For consolidation purposes, the results and financial position of the subsidiaries whose functional currency is different from the U.S. dollar are translated into the reporting currency as follows:

(a)	assets and liabilities for each consolidated balance sheet presented are translated at the closing exchange rate as of the balance sheet date;

(b)	income and expenses for each consolidated statement of income presented are translated at the monthly exchange rate;

(c)	the resulting exchange differences are reported as Currency Translation Adjustments (“CTA”), a component of “Other comprehensive income (loss)” in the consolidated statements of comprehensive income.

Cash and cash equivalents

2.4 – Cash and cash equivalents

Cash and cash equivalents includes cash on hand, deposits held at call with external financial institutions and other short-term highly liquid investments with original maturities to the Company of three months or less. They are both readily convertible to known amounts of cash and so near their maturity that they present insignificant risk of changes in value because of changes in interest rates. Bank overdrafts are not netted against cash and cash equivalents and are shown as part of current liabilities on the consolidated balance sheets.

Trade accounts receivable

2.5 – Trade accounts receivable

Trade accounts receivable are amounts due from customers for goods sold and services rendered to third parties in the ordinary course of business. They are recognized at their billing value, net of allowances for doubtful accounts. The Company maintains an allowance for doubtful accounts for potential estimated losses resulting from its customers’ inability to make required payments. The Company bases its estimates on historical collection trends and records an allowance accordingly. Additionally, the Company evaluates its customers’ financial condition periodically and records an allowance for any specific account it considers as doubtful. The carrying amount of the receivable is thus reduced through the use of an allowance account, and the amount of the charge is recognized on the line “Selling, general and administrative” in the consolidated statements of income. Subsequent recoveries, if any, of amounts previously provided for are credited against the same line in the consolidated statements of income. When a trade accounts receivable is uncollectible, it is written-off against the allowance account for trade accounts receivable.

In the event of sales of receivables such as factoring, the Company derecognizes the receivables and accounts for them as a sale only to the extent that the Company has surrendered control over the receivables in exchange for a consideration other than beneficial interest in the transferred receivables.

Inventories

2.6 – Inventories

Inventories are stated at the lower of cost or market value. Cost is based on the weighted average cost by adjusting standard cost to approximate actual manufacturing costs on a quarterly basis; the cost is therefore dependent on the Company’s manufacturing performance. In the case of underutilization of manufacturing facilities, the costs associated with the excess capacity are not included in the valuation of inventories but charged directly to cost of sales. Market value is the estimated selling price in the ordinary course of business, less applicable variable selling expenses and cost of completion.

The Company performs, on a continuous basis, inventory write-offs of products, which have the characteristics of slow-moving, old production date and technical obsolescence. Indeed, the Company evaluates its product inventory to identify obsolete or slow-selling items and records a specific reserve if the Company estimates the inventory will eventually become obsolete. Reserve for obsolescence is estimated for excess uncommitted inventory based on the previous quarter sales, order backlog and production plans.

Income taxes

2.7 – Income taxes

Income tax for the period comprises current and deferred income tax. Current income tax represents the income tax expected to be paid or the tax benefit expected to be received related to the current year taxable profit and loss in each tax jurisdiction. Deferred income tax is recognized, using the liability method, for all temporary differences arising between the tax bases of assets and liabilities and their carrying amount in the consolidated financial statements. However deferred income tax is not accounted for if it arises from the initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction, affects neither accounting nor taxable profit and loss. Moreover, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. Deferred income tax is determined using tax rates and laws that are enacted at the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled. The effect on deferred tax assets and liabilities from changes in tax laws and tax rates is recognized in earnings in the period in which the law is enacted. Deferred income tax assets are recognized in full, but the Company assesses whether future taxable profit will be available against which temporary differences can be utilized. A valuation allowance is provided for deferred tax assets when management considers it is more likely than not that they will not be realized.

The Company recognizes a deferred tax liability on undistributed earnings of subsidiaries when there is a presumption that the earnings will be remitted to the parent. This presumption is overcome only if the Company can demonstrate that the earnings will be permanently reinvested. A deferred tax asset is recognized on compensation for the grant of stock awards to the extent that such charge constitutes a temporary difference in the subsidiaries’ local tax jurisdictions. Changes in the stock price do not impact the deferred tax asset and do not result in any adjustments prior to vesting. When the actual tax deduction is determined, generally upon vesting, it is compared to the deferred tax asset as recognized over the vesting period. When a windfall tax benefit is determined (as the excess tax benefit of the actual tax deduction over the deferred tax asset) the excess tax benefit is recorded in equity on the line “Capital surplus” on the consolidated statements of equity. In case of shortfall, only the actual tax benefit is to be recognized in the consolidated financial statements. The Company writes off the deferred tax asset at the level of the actual tax deduction by charging first capital surplus to the extent of the pool of windfall benefits available from prior years, and then earnings. When the settlement of an award results in a net operating loss (“NOL”) carryforward, or increase of existing NOLs, the excess tax benefit and the corresponding credit to capital surplus is not recorded until the deduction reduces income tax payable.

At each reporting date, the Company assesses all material open income tax positions in all tax jurisdictions to determine any uncertain tax positions. The Company uses a two-step process for the evaluation of uncertain tax positions. The first step consists of determining whether a benefit may be recognized; the assessment is based on a more-likely-than-not recognition threshold. If the sustainability is lower than 50%, a full provision should be accounted for. In case of a sustainability threshold in step one higher than 50%, the Company must perform a second step in order to measure the amount of recognizable tax benefit, net of any liability for tax uncertainties. The measurement methodology in step two is based on a “cumulative probability” approach, resulting in the recognition of the largest amount that is greater than 50% likely of being realized upon settlement with the taxing authority. The unrecognized tax benefit is recorded as a reduction of a deferred tax asset to the extent that a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of the tax position. The Company accrues for interest and penalties on uncertain tax liabilities reported on the consolidated balance sheets. Interests and penalties are classified as components of income tax expense in its consolidated statements of income.

Assets held for sale

2.8 – Assets held for sale

Asset groups are classified as assets held for sale when their carrying amount is to be recovered principally through a sale transaction rather than through continuing use. The asset groups are classified as assets held for sale when the following conditions have been met: management has approved the plan to sell; assets are available for immediate sale; assets are actively being marketed; sale is probable within one year; price is reasonable in the market and it is unlikely that there will be significant changes in the assets to be sold or a withdrawal to the plan to sell. Asset groups classified as held for sale are reported as current assets at the lower of their carrying amount and fair value less costs to sell. Costs to sell include incremental direct costs to transact the sale that would not have been incurred except for the decision to sell. Depreciation is not charged on long-lived assets classified as held for sale. When the held-for-sale accounting treatment requires an impairment charge for the difference between the carrying amount and fair value, such impairment is reflected on the consolidated statements of income on the line “Impairment, restructuring charges and other related closure costs”.

Business combinations and goodwill

2.9 – Business combinations and goodwill

The Company assesses each investment in equity securities to determine whether the investee is a Variable Interest Entity (“VIE”). The Company consolidates the VIEs for which the Company is determined to be the primary beneficiary. The primary beneficiary of a VIE is the party that: (i) has the power to direct the most significant activities of the VIE and (ii) is obligated to absorb losses or has the rights to receive returns that would be considered significant to the VIE. Assets, liabilities, and the noncontrolling interest of newly consolidated VIEs are initially measured at fair value in the same manner as if the consolidation resulted from a business combination.

The purchase accounting method is applied to all business combinations. The identifiable assets acquired, equity instruments issued, and liabilities assumed are measured at fair value on the acquisition date. Any contingent purchase price and acquired contingencies are recorded at fair value on the acquisition date. Acquisition-related transaction costs and restructuring costs relating to the acquired business are expensed as incurred. Acquired in-process research and development (“IPR&D”) is capitalized and recorded as an intangible asset on the acquisition date, subject to impairment testing until the research or development is completed or abandoned. The excess of the aggregate of the consideration transferred and the fair value of any noncontrolling interest in the acquiree over the net of the acquisition-date amount of the identifiable assets acquired and liabilities assumed is recorded as goodwill. In case of a bargain purchase, the Company reassesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed; the noncontrolling interest in the acquiree, if any; the Company’s previously held equity interest in the acquiree, if any; and the consideration transferred. If after this review, a bargain purchase is still indicated, it is recognized in earnings attributed to the Company. The purchase of additional interests in a partially owned subsidiary is treated as an equity transaction as well as all transactions concerning the sale of subsidiary stock or the issuance of stock by the partially owned subsidiary as long as there is no change in control of the subsidiary. If as a consequence of selling subsidiary shares, the Company no longer controls the subsidiary, the Company recognizes a gain or loss in earnings.

Goodwill represents the excess of the aggregate of the consideration transferred and the fair value of any noncontrolling interest in the acquiree over the net of the acquisition-date amount of the identifiable assets acquired and liabilities assumed. Goodwill is carried at cost less accumulated impairment losses. Goodwill is not amortized but is tested annually for impairment, or more frequently if indicators of impairment exist. Goodwill subject to potential impairment is tested at a reporting unit level, after performing a “qualitative” assessment to determine whether impairment testing is necessary, in cases where the Company has elected to apply such option. The impairment test determines whether the fair value of each reporting unit for which goodwill is allocated is lower than the total carrying amount of relevant net assets allocated to such reporting unit, including its allocated goodwill. If lower, the implied fair value of the reporting unit goodwill is then compared to the carrying value of the goodwill and an impairment charge is recognized for any excess. In determining the fair value of a reporting unit, the Company uses a market approach with financial metrics of comparable public companies and estimates the expected discounted future cash flows associated with the reporting unit. Significant management judgments and estimates are used in forecasting the future discounted cash flows, including: the applicable industry’s sales volume forecast and selling price evolution, the reporting unit’s market penetration and its revenues evolution, the market acceptance of certain new technologies and products, the relevant cost structure, the discount rates applied using a weighted average cost of capital and the perpetuity rates used in calculating cash flow terminal values.

Intangible assets with finite useful lives

2.10 – Intangible assets with finite useful lives

Intangible assets subject to amortization include the intangible assets purchased from third parties recorded at cost and intangible assets acquired in business combinations recorded at fair value. Amortization begins when the intangible asset is available for use and is calculated using the straight-line method to allocate the cost of the intangible assets over their estimated useful lives.

The carrying value of intangible assets with finite useful lives is evaluated whenever changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized in the consolidated statements of income for the amount by which the asset’s carrying amount exceeds its fair value. The Company evaluates the remaining useful life of an intangible asset at each reporting period to determine whether events and circumstances warrant a revision to the remaining period of amortization.

Trademarks, technologies and licenses

Separately acquired trademarks and licenses are recorded at historical cost. Trademarks and licenses acquired in a business combination are recognized at fair value at the acquisition date. Trademarks and licenses have a finite useful life which ranges from 3 to 7 years and are carried at cost less accumulated amortization and impairment losses, if any.

Computer software

Separately acquired computer software is recorded at historical cost. Costs associated with maintaining computer software programs are expensed in the consolidated statements of income as incurred. The capitalization of costs for internally generated software developed by the Company for its internal use begins when the preliminary project stage is completed and when the Company, implicitly or explicitly, authorizes and commits to funding a computer software project. It must be probable that the project will be completed and will be used to perform the function intended. Amortization on computer software begins when the software is available for use and is calculated using the straight-line method over the estimated useful life, which does not exceed 4 years.

Property, plant and equipment

2.11 – Property, plant and equipment

Property, plant and equipment are stated at historical cost, net of capital investment funding, accumulated depreciation and any impairment losses. Property, plant and equipment acquired in a business combination are recognized at fair value at the acquisition date. Major additions and improvements are capitalized, minor replacements and repairs are charged to current operations.

Land is not depreciated. Depreciation on fixed assets is computed using the straight-line method over their estimated useful lives, as follows:

Buildings	33 years

Facilities and leasehold improvements	5-10 years

Machinery and equipment	3-10 years

Computer and R&D equipment	3-6 years

Other	2-5 years

The Company evaluates each period whether there is reason to suspect that tangible assets or groups of assets held and used might not be recoverable. Several impairment indicators exist for making this assessment, such as: restructuring plans, significant changes in the technology, market, economic or legal environment in which the Company operates or in the market to which the asset is dedicated, or available evidence of obsolescence of the asset, or indication that its economic performance is, or will be, worse than expected. In determining the recoverability of assets to be held and used, the Company initially assesses whether the carrying value of the tangible assets or group of assets exceeds the undiscounted cash flows associated with these assets. If exceeded, the Company then evaluates whether an impairment charge is required by determining if the asset’s carrying value also exceeds its fair value. This fair value is normally estimated by the Company based on independent market appraisals or the sum of discounted future cash flows, using market assumptions such as the utilization of the Company’s fabrication facilities and the ability to upgrade such facilities, change in the selling price and the adoption of new technologies. The Company also evaluates, and adjusts if appropriate, the assets’ useful lives, at each balance sheet date or when impairment indicators exist.

When property, plant and equipment are retired or otherwise disposed of, the net book value of the assets is removed from the Company’s books. Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are included in “Other income and expenses, net” in the consolidated statements of income.

Lease arrangements in which the Company has substantially all the risks and rewards of ownership are classified as capital leases. Assets leased under capital leases are included in “Property, plant and equipment, net” and recorded at inception at the lower of their fair value and the present value of the minimum lease payments. They are depreciated over the shorter of the estimated useful life and the lease term unless there is a reasonable certainty that ownership will be obtained by the end of the lease term. The financial liability corresponding to the contractual obligation to proceed to future lease payments is included in long-term debt, as described in Note 2.14. Lease arrangements classified as operating leases are arrangements in which the lessor retains a significant portion of the risks and rewards of ownership of the leased assets. Payments made under operating leases are charged to the consolidated statements of income on a straight-line basis over the lease period.

Investments in equity securities

2.12 – Investments in equity securities

Investments in equity securities that have readily determinable fair values and for which the Company does not have the ability to exercise significant influence are classified as trading or available-for-sale equity securities, as described in Note 2.22. Investments in equity securities without readily determinable fair values and for which the Company does not have the ability to exercise significant influence are accounted for under the cost-method. Under the cost-method of accounting, investments are carried at historical cost and are adjusted only for declines in value deemed to be other-than-temporary. The fair value of a cost-method investment is estimated on a non-recurring basis when there are identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment. An impairment loss is immediately recorded in the consolidated statements of income when it is assessed to be other-than-temporary and is based on the Company’s assessment of any significant and sustained reductions in the investment’s fair value. For unquoted equity securities, assumptions and estimates used in measuring fair value include the use of recent arm’s length transactions when they reflect the orderly exit price of the investments. Gains and losses on investments sold are determined on the specific identification method and are recorded as a non-operating element on the line “Gain (loss) on financial instruments, net” in the consolidated statements of income.

Equity-method investments are all entities over which the Company has the ability to exercise significant influence but not control, generally representing a shareholding of between 20% and 50% of the voting rights. These investments are valued under the equity-method and are initially recognized at cost. Goodwill on equity-method investments is included in the carrying value of the investment and is not individually tested for impairment. The Company’s share in the result of operations of equity-method investments is recognized in the consolidated statements of income on the line “Income (loss) on equity-method investments” and in the consolidated balance sheets as an adjustment to the carrying amount of the investments. Where there has been a change recognized directly in the equity of the investee, the Company recognizes its share in the adjustment, when applicable, directly in the consolidated statement of equity. The financial statements of the equity-method investments are prepared for the same reporting period as the Company or with a time lag not exceeding three months if the investee cannot issue financial statements within the closing timeframe requirements of the Company. At each period-end, the Company assesses whether there is objective evidence that its interests in equity-method investments are impaired. Once a determination is made that an other-than-temporary impairment exists, the Company writes down the carrying value of the equity-method investment to its fair value at the balance sheet date, which establishes a new cost basis. The fair value of an equity-method investment is measured on a non-recurring basis using primarily a combination of an income approach, based on discounted cash flows, and a market approach with financial metrics of comparable public companies.

Provisions

2.13 – Provisions

In determining loss contingencies, the Company considers the likelihood of a loss of an asset or the incurrence of a liability as well as the ability to reasonably estimate the amount of such loss or liability. An estimated loss from a loss contingency is accrued when information available indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the financial statements and when the amount of the loss can be reasonably estimated.

Long-term debt

2.14 – Long-term debt

(a)	Convertible debt

The Company evaluates at initial recognition of the convertible bonds the different components and features of the hybrid instruments and determines whether certain elements are embedded derivative instruments which require bifurcation. Components of convertible debt instruments that may be settled in cash upon conversion based on a net-share settlement basis are accounted for separately as long-term debt and equity when the conversion feature of the convertible bonds constitute an embedded equity instrument. When an equity instrument is identified, proceeds from issuance are allocated between debt and equity by measuring first the liability component and then determining the equity component as a residual amount. The liability component is measured as the fair value of a similar nonconvertible debt, which results in the recognition of a debt discount. On subsequent periods, the Company amortizes the debt discount through earnings on the line “Interest income (expense), net” using the interest method, based on the expected life of the bonds. The equity component is not remeasured.

Debt issuance costs are reported as a deduction of debt. They are subsequently amortized through earnings on the line “Interest income (expense), net of the consolidated statements of income, using the effective interest rate method.

(b)	Bank loans

Bank loans and non-convertible senior bonds, are recognized at historical cost, net of transaction costs incurred. They are subsequently reported at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the consolidated statements of income over the period of the borrowings using the effective interest rate method.

Lease arrangements in which the Company has substantially all the risks and rewards of ownership are classified as capital leases. The Company reports the leased assets on the line “Property, plant and equipment, net” and recognizes a financial liability corresponding to the contractual obligation to proceed to future lease payments, which is included in long-term debt. Each lease payment is allocated between the debt repayment and interest expense.

Employee benefits

2.15 – Employee benefits

(a) Pension obligations

The Company sponsors various pension schemes for its employees. These schemes conform to local regulations and practices in the countries in which the Company operates. Such plans include both defined benefit and defined contribution plans. For defined benefit pension plans, the liability recognized in the consolidated balance sheets is the present value of the defined benefit obligation at the balance sheet date less the fair value of plan assets. The overfunded or underfunded status of the defined benefit plans are calculated as the difference between plan assets and the projected benefit obligations. Significant estimates are used in determining the assumptions incorporated in the calculation of the pension obligations, which is supported by input from independent actuaries. Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to income over the employees’ expected average remaining working lives. Past service costs are recognized immediately in earnings, unless the changes to the pension scheme are conditional on the employees remaining in service for a specified period of time (the vesting period). In this case, the past service costs are amortized on a straight-line basis over the vesting period. The net periodic benefit cost of the year is determined based on the assumptions used at the end of the previous year.

For defined contribution pension plans, the Company pays contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. The Company has no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expense when they are due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.

(b) Other post-employment obligations

The Company provides post-employment benefits to some of its retirees. The entitlement to these benefits is usually conditional on the employee remaining in service up to retirement age and to the completion of a minimum service period. The expected costs of these benefits are accrued over the period of employment using an accounting methodology similar to that for defined benefit pension plans. Actuarial gains and losses arising from experience adjustments, and changes in actuarial assumptions, are charged or credited to income over the expected average remaining working lives of the related employees.

(c) Termination benefits

Termination benefits are payable when an employee is involuntarily terminated, or whenever an employee accepts voluntary termination in exchange for termination benefits. For the accounting treatment and timing recognition of involuntary termination benefits, the Company distinguishes between one-time termination benefit arrangements and ongoing termination benefit arrangements. A one-time termination benefit arrangement is established by a termination plan and applies to a specified termination event. One-time involuntary termination benefits are recognized as a liability when the termination plan meets certain criteria and has been communicated to employees. If employees are required to render future service in order to receive these one-time termination benefits, the liability is recognized ratably over the future service period. Termination benefits other than one-time termination benefits are termination benefits for which the communication criterion is not met but that are committed to by management, or termination obligations that are not specifically determined in a new and single plan. These termination benefits are all legal, contractual and past practice termination obligations to be paid to employees in case of involuntary termination. These termination benefits are accrued for when commitment creates a present obligation to others for the benefits expected to be paid, when it is probable that employees will be entitled to the benefits and the amount can be reasonably estimated.

In case of special termination benefits related to voluntary redundancy programs, the Company recognizes a provision for voluntary termination benefits at the date on which the employee irrevocably accepts the offer and the amount can be reasonably estimated.

(d) Profit-sharing and bonus plans

The Company recognizes a liability and an expense for bonuses and profit-sharing plans when it is contractually obliged or where there is a past practice that has created a present obligation.

(e) Other long-term employee benefits

The Company provides long-term employee benefits such as seniority awards in certain countries. The entitlement to these benefits is usually conditional on the employee completing a minimum service period. The expected costs of these benefits are accrued over the period of employment. Actuarial gains and losses arising from experience adjustments, and changes in actuarial assumptions, are charged or credited to earnings in the period of change. These obligations are valued annually with the assistance of independent qualified actuaries.

(f) Share-based compensation

The Company grants unvested stock awards to senior executives and selected employees for services. The awards granted to employees vest over an average three-year service period. For certain employees, awards contingently vest upon achieving three performance conditions. The Company measures the cost of the awards based on the grant-date fair value of the shares. That cost is recognized over the period during which an employee is required to provide service in exchange for the award or the requisite service period, usually the vesting period. Compensation is recognized only for the awards that ultimately vest. The compensation cost is recorded through earnings against equity, under “Capital surplus” in the consolidated statements of equity. The compensation cost is calculated based on the number of awards expected to vest, which includes assumptions on the number of awards to be forfeited due to the employees’ failing to fulfill the service condition, and forfeitures following the non-completion of one or more performance conditions.

Liabilities for the Company’s portion of payroll taxes are recognized at vesting, which is the event triggering the payment of the social contributions in most of the Company’s local tax jurisdictions. Employee-related social charges are measured based on the intrinsic value of the share at vesting date.

Share capital

2.16 – Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

Where the Company purchases its equity share capital (treasury stock), the consideration paid, including any directly attributable incremental costs (net of income taxes), is deducted from equity attributable to the Company’s shareholders until the shares are cancelled, reissued or disposed of.

Comprehensive income (loss)

2.17 – Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in equity of a business during a period except those changes resulting from investment by stockholders and distributions to stockholders. In the accompanying consolidated financial statements, “Other comprehensive income (loss)” and “Accumulated other comprehensive income” primarily consists of temporary unrealized gains (losses) on securities classified as available-for-sale, unrealized gains (losses) on derivatives designated as cash flow hedge and the impact of recognizing the funded status of defined benefit plans, as well as foreign currency translation adjustments, net of tax.

Revenue Recognition

2.18 – Revenue Recognition

Revenue is recognized as follows:

Net sales

Revenue from products sold to customers is recognized when all the following conditions have been met: (a) persuasive evidence of an arrangement exists; (b) delivery has occurred; (c) the selling price is fixed or determinable; and (d) collection is reasonably assured. This usually occurs at the time of shipment.

Consistent with standard business practice in the semiconductor industry, price protection is granted to distribution customers on their existing inventory of the Company’s products to compensate them for declines in market prices. The ultimate decision to authorize a distributor refund remains fully within the control of the Company. The Company accrues a provision for price protection based on a rolling historical price trend computed on a monthly basis as a percentage of gross distributor sales. This historical price trend represents differences in recent months between the invoiced price and the final price to the distributor, adjusted if required, to accommodate a significant change in the current market price. The short outstanding inventory time period, visibility into the standard inventory product pricing and long distributor pricing history have enabled the Company to reliably estimate price protection provisions at period-end. The Company records the accrued amounts as a deduction of revenue at the time of the sale.

The Company’s customers occasionally return the Company’s products for technical reasons. The Company’s standard terms and conditions of sale provide that if the Company determines that products do not conform, the Company will repair or replace the non-conforming products, or issue a credit note or rebate of the purchase price. Quality returns are not related to any technological obsolescence issues and are identified shortly after sale in customer quality control testing. Quality returns are usually associated with end-user customers, not with distribution channels. The Company provides for such returns when they are considered probable and can be reasonably estimated. The Company records the accrued amounts as a reduction of revenue.

The Company’s insurance policy relating to product liability only covers physical and other direct damages caused by defective products. The Company carries limited insurance against immaterial non consequential damages. The Company records a provision for warranty costs as a charge against cost of sales, based on historical trends of warranty costs incurred as a percentage of sales, which management has determined to be a reasonable estimate of the probable losses to be incurred for warranty claims in a period. Any potential warranty claims are subject to the Company’s determination that the Company is at fault for damages, and such claims usually must be submitted within a short period of time following the date of sale. This warranty is given in lieu of all other warranties, conditions or terms expressed or implied by statute or common law. The Company’s contractual terms and conditions typically limit its liability to the sales value of the products which gave rise to the claims.

While the majority of the Company’s sales agreements contain standard terms and conditions, the Company may, from time to time, enter into agreements that contain multiple elements or non-standard terms and conditions, which require revenue recognition judgments. Where multiple elements exist in an arrangement, the arrangement is allocated to the different elements based on vendor-specific objective evidence, third party evidence or management’s best estimate of the selling price of the separable deliverables. These arrangements generally do not include performance-, cancellation-, termination- or refund-type provisions.

Other revenues

Other revenues consist of license revenue, service revenue related to transferring licenses, patent royalty income, sale of scrap materials and manufacturing by-products.

Funding

The Company receives funding mainly from governmental agencies and income is recognized when all contractual conditions for receipt of these funds are fulfilled. The Company’s primary sources for government funding are French, Italian and other European Union (“EU”) governmental entities. Such funding is generally provided to encourage research and development activities, industrialization and local economic development. The conditions for receipt of government funding may include eligibility restrictions, approval by EU authorities, annual budget appropriations, compliance with European Commission regulations, as well as specifications regarding objectives and results. Certain specific contracts contain obligations to maintain a minimum level of employment and investment during a certain period of time. There could be penalties if these objectives are not fulfilled. Other contracts contain penalties for late deliveries or for breach of contract, which may result in repayment obligations. Funding related to these contracts is recorded when the conditions required by the contracts are met. The Company’s funding programs are classified under three general categories: funding for research and development activities, capital investment, and loans.

Funding for research and development activities is the most common form of funding that the Company receives. Public funding for research and development is recorded as “Other income and expenses, net” in the Company’s consolidated statements of income. Public funding for research and development is recognized ratably as the related costs are incurred once the agreement with the respective governmental agency has been signed and all applicable conditions are met. Furthermore, French research tax credits (“Crédit Impôt Recherche”) are deemed to be grants in substance. The research tax credits are to be paid in cash by the French tax authorities within three years in case they are not deducted from income tax payable during this period of time. Unlike other research and development funding, the amounts to be received are determinable in advance and accruable as the funded research expenditures are made. They are thus reported as a reduction of research and development expenses.

Capital investment funding is recorded as a reduction of “Property, plant and equipment, net” and is recognized in the Company’s consolidated statements of income according to the depreciation charges of the funded assets during their useful lives. The Company also receives capital funding in Italy, which could be recovered through the reduction of various governmental liabilities, including income taxes, value-added tax and employee-related social charges.

Funding receivables are reported as non-current assets unless cash settlement features of the receivables evidence that collection is expected within one year. Long-term receivables that do not present any tax attribute or legal restriction are reflected in the balance sheets at their discounted net present value. The subsequent accretion of the discounting effect is recorded as non-operating income in “Interest income (expense), net”.

The Company receives certain loans, mainly related to large capital investment projects, at preferential interest rates. The Company records these loans as debt in its consolidated balance sheets.

Advertising costs

2.19 – Advertising costs

Advertising costs are expensed as incurred and are recorded as selling, general and administrative expenses. Advertising expenses for 2015, 2014 and 2013 were $9 million, $8 million and $11 million, respectively.

Research and development

2.20 – Research and development

Research and development expenses include costs incurred by the Company, the Company’s share of costs incurred by other research and development interest groups, and costs associated with co-development contracts. Research and development expenses do not include marketing design center costs, which are accounted for as selling expenses and process engineering, pre-production or process transfer costs which are recorded as cost of sales. Research and development costs are expensed as incurred. The amortization expense recognized on technologies and licenses purchased by the Company from third parties to facilitate the Company’s research is reported as research and development expenses.

Start-up and phase-out costs

2.21 – Start-up and phase-out costs

Start-up costs represent costs incurred in the start-up and testing of the Company’s new manufacturing facilities, before reaching the earlier of a minimum level of production or six-months after the fabrication line’s quality qualification. The costs of phase-outs are associated with the latest stages of facilities closure when the relevant production volumes become immaterial. Start-up costs and phase-out costs are included in “Other income and expenses, net” in the consolidated statements of income.

Financial assets

2.22 – Financial assets

The Company did not hold at December 31, 2015 and 2014 any financial assets classified as held-to-maturity or financial assets for which the Company would have elected to apply the fair value option. Consequently, the Company classified its financial assets in the following categories: trading and available-for-sale. The classification depends on the purpose for which the financial assets were acquired. Management determines the classification of its financial assets at initial recognition.

Purchases and sales of financial assets are recognized on the trade date – the date on which the Company commits to purchase or sell the asset. Financial assets classified as available-for-sale and as trading are initially recognized and subsequently carried at fair value. Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership; the relevant gain (loss) is reported as a non-operating element on the consolidated statements of income on the line “Gain (loss) on financial instruments, net”. The basis on which the cost of a security sold and the amount reclassified out of accumulated other comprehensive income into earnings are determined is the specific identification method.

The fair values of quoted debt and equity securities are based on current market prices. If the market for a financial asset is not active and if no observable market price is obtainable, the Company measures fair value by using assumptions and estimates. In measuring fair value, the Company makes maximum use of market inputs and minimizes the use of unobservable inputs.

Trading financial assets

A financial asset is classified in this category if it is a security acquired principally for the purpose of selling in the short term or if it is a derivative instrument not designated as a hedge. Financial assets in this category are classified as current assets when they are expected to be realized within twelve months of the balance sheet date. Marked-to-market gains or losses arising from changes in the fair value of trading financial assets are reported in the consolidated statements of income within “Other income and expenses, net” in the period in which they arise, when the transactions for such instruments occur within the Company’s operating activities, as it is the case for trading derivatives that do not qualify as hedging instruments, as described in Note 2.23. Gains and losses arising from changes in the fair value of financial assets not related to operating activities, are presented in the consolidated statements of income as a non-operating element within “Gain (loss) on financial instruments, net” in the period in which they arise.

Available-for-sale financial assets

Available-for-sale financial assets are non-derivative financial assets that are either designated in this category or not classified as held-for-trading. They are included in current assets when they represent investments of funds available for current operations or when management intends to dispose of the securities within twelve months of the balance sheet date.

Changes in fair value, including declines determined to be temporary, of securities classified as available-for-sale are recognized as a component of “Other comprehensive income (loss)” in the consolidated statements of comprehensive income.

The Company assesses at each balance sheet date whether there is objective evidence that a financial asset or group of financial assets classified as available-for-sale is impaired. When equity securities classified as available-for-sale are determined to be other-than-temporarily impaired, the accumulated fair value adjustments previously recognized in comprehensive income are reported as a non-operating element on the consolidated statements of income. For debt securities, if a credit loss exists, but the Company does not intend to sell the impaired security and is not more likely than not to be required to sell before recovery, the impairment is separated into the estimated amount relating to credit loss, and the amount relating to all other factors of declines in fair value. Only the estimated credit loss amount is recognized currently in earnings, with the remainder of the loss amount recognized in accumulated other comprehensive income (loss). Impairment losses recognized in the consolidated statements of income are not reversed through earnings.

When securities classified as available-for-sale are sold, the accumulated fair value adjustments previously recognized in comprehensive income are reported as a non-operating element on the consolidated statements of income on the line “Gain (loss) on financial instruments, net”. The cost of securities sold and the amount reclassified out of accumulated other comprehensive income into earnings is determined based on the specific identification of the securities sold.

Derivative financial instruments and hedging activities

2.23 – Derivative financial instruments and hedging activities

Derivative financial instruments are initially recognized on the date a derivative contract is entered into and are subsequently measured at fair value. The method of recognizing the gain or loss resulting from the derivative instrument depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the hedge transaction. The Company has designated certain derivatives as hedges of a particular risk associated with a highly probable forecasted transaction (cash flow hedge).

The Company documents, at inception of the transaction, the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedging transactions. The Company also documents its assessment, both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flows of hedged items. Derivative instruments that are not designated as hedges are classified as trading financial assets, as described in Note 2.22.

Derivative financial instruments classified as trading

The Company conducts its business on a global basis in various major international currencies. As a result, the Company is exposed to adverse movements in foreign currency exchange rates. The Company enters into foreign currency forward contracts and currency options to reduce its exposure to changes in exchange rates and the associated risk arising from the denomination of certain assets and liabilities in foreign currencies at the Company’s subsidiaries. These instruments do not qualify as hedging instruments, and are marked-to-market at each period-end with the associated changes in fair value recognized in “Other income and expenses, net” in the consolidated statements of income, as described in Note 2.22.

Cash Flow Hedge

As part of its ongoing operating, investing and financing activities, the Company may from time to time enter into certain derivative transactions that may be designated and may qualify as hedging instruments. To reduce its exposure to U.S. dollar exchange rate fluctuations, the Company hedges certain Euro-denominated forecasted transactions that cover at reporting date a large part of its research and development, selling, general and administrative expenses as well as a portion of its front-end manufacturing costs of semi-finished goods through the use of currency forward contracts and currency options, including collars. The Company also hedges through the use of currency forward contracts certain Singapore dollar-denominated manufacturing forecasted transactions.

The derivative instruments are designated and qualify for cash flow hedge at inception of the contract and on an ongoing basis over the duration of the hedge relationship. They are reflected at their fair value in the consolidated balance sheets. The criteria for designating a derivative as a hedge include the instrument’s effectiveness in risk reduction and, in most cases, a one-to-one matching of the derivative instrument to its underlying transaction with the critical terms of the hedging instrument matching the terms of the hedged forecasted transaction. This enables the Company to conclude that changes in cash flows attributable to the risk being hedged are expected to be completely offset by the hedging instruments.

For derivative instruments designated as cash flow hedge, the change in fair value for the effective portion of the hedge is reported as a component of “Other comprehensive income (loss)” in the consolidated statements of comprehensive income and is reclassified into earnings in the same period in which the hedged transaction affects earnings, and within the same consolidated statements of income line as the hedged transaction. For these derivatives, ineffectiveness appears if the cumulative gain or loss on the derivative hedging instrument exceeds the cumulative change in the expected future cash flows on the hedged transaction. Effectiveness on transactions hedged through purchased options is measured on the full fair value of the option, including time value.

When a forecasted transaction is no longer expected to occur, the cumulative gain or loss that was reported in “Accumulated other comprehensive income (loss)” in the consolidated statements of equity is immediately transferred to the consolidated statements of income within “Other income and expenses, net” if the de-designated derivative relates to operating activities. If upon de-designation, the derivative instrument is held in view to be sold with no direct relation with current operating activities, changes in the fair value of the derivative instrument following de-designation are reported as a non-operating element on the line “Gain (loss) on financial instruments, net” in the consolidated statements of income. If the derivative is still related to operating activities, the changes in fair value subsequent to the discontinuance is reported within “Other income and expenses, net” in the consolidated statements of income, as described in Note 2.22.

Reclassifications

2.24 – Reclassifications

Certain prior years’ amounts have been reclassified to conform with the current year’s presentation. The changes did not have an impact on our consolidated financial position, results of operations or cash flows in any of the periods presented.

Recent accounting pronouncements

2.25 – Recent accounting pronouncements

(a)	Accounting pronouncements adopted in 2015

In April 2014, the FASB issued new guidance which redefines discontinued operations by changing the criteria for determining which disposals can be presented as discontinued operations. Under the new guidance, a discontinued operation is defined as a disposal of a component or group of components that is disposed of or is classified as held for sale and “represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results”. A strategic shift could include a disposal of (i) a major geographical area of operations, (ii) a major line of business, (iii) a major equity method investment, or (iv) other major parts of an entity. The guidance also enhances disclosure requirements and adds new disclosures for individually material dispositions that do not qualify as discontinued operations. The Company adopted the new guidance in 2015 with no impact on its financial position and results of operations.

In April 2015, the FASB simplified the presentation of debt issuance costs by requiring debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying amount of the issued debt liability, consistent with the presentation of a debt discount, and not as a deferred charge. The simplified guidance is effective for public companies and periods beginning after December 31, 2015, on a retrospective basis. Early adoption is permitted. The Company early adopted the guidance in 2015. The new guidance is applicable on the presentation of debt issuance costs associated with outstanding convertible bonds issued on July 3, 2014. It eliminates unnecessary complexity in the balance sheet due to the presentation of debt issuance costs as deferred charges, while debt issuance costs are similar to debt discounts since they reduce the proceeds of borrowings. The new guidance has been applied on a retrospective basis. The balance sheet as at December 31, 2014 has consequently been adjusted to reflect the period-specific effects of applying the new guidance. Debt issuance costs, totaling $4 million, have been reclassified as at December 31, 2014 on the consolidated balance sheet from the line “Other non-current assets” to the line “Long-term debt”, as a reduction of the carrying value of convertible bonds issued on July 3, 2014. The recognition and measurement of these debt issuance costs have not been affected by the early adopted guidance.

(b)	Accounting pronouncements expected to impact the Company’s operations that are not yet effective and have not been adopted early by the Company

In May 2014, the FASB issued the converged guidance on revenue from contracts with customers. The new guidance sets forth a single revenue accounting model, which calls for more professional judgment and includes expanded disclosures. Revenue recognition depicts the transfer of promised goods and services to customers in an amount that reflects the consideration to which the entity expects to be entitled for these goods and services. Revenue is recognized when (or as) control of the goods and services is transferred to the customer. Even if the revenue recognition guidance is not a five-step model, the following steps can be identified in order to apply the new revenue accounting model: (i) identification of the contracts with customers; (ii) identification of the performance obligations in the contract; (iii) determination of the transaction price; (iv) allocation of the transaction price to performance obligations and; (v) revenue recognition for each performance obligation. The new guidance will be effective for the Company’s first interim period within the annual reporting period beginning on January 1, 2018, following the FASB’s decision taken in August 2015 to delay the effective date of the new revenue standard by one year. Adoption of the standard as of the original effective date is permitted. The areas in which the new revenue recognition may create significant changes are: (i) changes in the timing of revenue recognition; (ii) inclusion of variable consideration in the transaction price; (iii) allocation of the transaction price based on relative standalone selling prices. The Company will adopt the new guidance when effective and is currently assessing its impact on existing contracts, transactions and business practices.

In June 2014, the FASB clarified the guidance relating to stock-based compensation by requiring that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. The amended guidance will be effective for annual and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted. The Company will adopt the amended guidance when effective. The new guidance has no impact on the Company’s current stock-award plans.

In November 2014, the FASB amended the accounting guidance relating to the host contract in a hybrid instrument issued in the form of a share, to clarify that an entity should consider all relevant terms and features in evaluating the economic characteristics and risks of the host contract, including the embedded derivative feature being evaluated for bifurcation. The amended guidance will be effective for fiscal years and interim periods beginning after December 15, 2015. Earlier adoption is permitted. The Company will adopt the amended guidance when effective and does not expect any material impact on its financial position and results of operations.

In January 2015, the FASB simplified the income statement presentation by eliminating the concept of extraordinary items. As a result, items that are both unusual and infrequent will no longer be separately reported net of tax after continuing operations. The guidance is effective for periods beginning after December 31, 2015. Early adoption is permitted but only as of the beginning of the fiscal year of adoption. The Company will adopt the amended guidance when effective and does not expect any material impact on its financial statements upon adoption.

In February 2015, the FASB issued new consolidation guidance to improve targeted areas of the consolidation model. It is intended to answer concerns about certain situations in which consolidation is required under current guidance. Specifically, the guidance introduces several amendments that: (i) modify the evaluation of limited partnerships as VIEs; (ii) eliminate the presumption that a general partner should consolidate a limited partnership; (iii) affect the consolidation of reporting entities involved with VIEs, particularly those that have fee arrangements and related party relationships; and (iv) provide a scope exception for certain investment funds. The new consolidation guidance is effective for public companies and periods beginning after December 31, 2015, with early adoption permitted. The Company will adopt the new guidance when effective and does not expect any material impact on its consolidation perimeter.

In April 2015, the FASB issued new guidance relating to customer’s accounting for fees paid in a cloud computing arrangement. The guidance clarifies accounting by customers for cloud computing arrangements including a software license. If the cloud computing arrangement includes a software license, the customer should account for the software license element of the arrangement consistent with the acquisition of other software licenses. If not, the customer should account for the arrangement as a service contract. The guidance is effective for public entities and periods beginning after December 31, 2015, with early application permitted. The Company will adopt the new guidance when effective and is currently assessing its impact on existing contracts, transactions and business practices.

In July 2015, the FASB simplified the subsequent measurement of inventory by requiring inventory to be measured at the lower of cost and net realizable value, instead of at the lower of cost and market in current guidance. Net realizable value, which is the estimated selling price in the ordinary course of business less reasonably predictable costs of completion, disposal and transportation, is one of the three measures to be calculated in current guidance to be compared to cost. The new guidance changes neither the calculation of net realizable value nor the way inventory cost is measured. The guidance simplification consists in comparing inventory cost to only one measure: the net realizable value. The guidance is effective for public entities and periods beginning after December 15, 2016, with early application permitted. The new guidance is applied on a prospective basis. The Company will adopt the new guidance when effective and does not expect the new guidance will result in any material changes in practice.

In September 2015, the FASB simplified accounting for measuring period adjustments for business combinations. The US GAAP guidance requires that an acquirer in a business combination report provisional amounts when measurements are incomplete as of the end of the reporting period covering the business combination. The simplified guidance eliminates the requirement to restate prior period financial statements for measurement period adjustments. The cumulative impact of a measurement period adjustment is recognized in the reporting period in which the adjustment is identified. The simplified guidance is effective for public companies and periods beginning after December 15, 2015, with early application permitted. It should be applied prospectively to measurement period adjustments that occur after the adoption date. The Company will adopt the new guidance when effective and does not expect the new guidance will result in any material changes on its consolidated financial statements.

In November 2015, the FASB modified the balance sheet classification of deferred taxes, as part of its initiatives to reduce complexity in accounting standards. The new guidance requires that deferred tax assets and liabilities be classified as non-current elements in a classified balance sheet. Current guidance requires an entity to separate deferred income tax assets and liabilities into current and non-current amounts. The new guidance does not change current practice for offsetting and presenting as a single amount deferred tax assets and liabilities of a tax-paying component of an entity. The simplified presentation guidance is effective for public companies for financial statements issued for annual and interim periods beginning after December 15, 2016, with early application permitted as of the beginning of an interim or annual reporting period, either prospectively or retrospectively. The Company will adopt the new guidance when effective and will change the presentation of deferred tax assets and liabilities accordingly.

In January 2016, the FASB issued new guidance on the recognition and measurement of financial instruments. Changes to current practice primarily affect the accounting for investments in equity securities, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance relating to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. All equity investments in unconsolidated entities other than those accounted for using the equity method of accounting will generally be measured at fair value through earnings (the available-for-sale classification disappears for these financial assets). For equity investments without readily determinable fair values, the cost method is also eliminated. However entities that do not follow specific accounting models such as investment companies and broker-dealers will be able to elect to record equity investments without readily determinable fair value at cost, less impairment, and plus or minus subsequent adjustments for observable price changes. These changes in the bases of the equity investments will be recorded in earnings. Additionally, when the fair value option has been elected for financial liabilities, changes in fair value due to instrument-specific credit risk will be recognized separately in other comprehensive income. The new guidance is effective for public companies for fiscal years beginning December 15, 2017, including interim periods within those years. The Company will adopt the new guidance when effective and is currently assessing its impact on existing financial instruments.

In February 2016, the FASB issued new guidance on lease accounting. As a lessee, an entity will need to recognize almost all leases on the balance sheet as a right-of-use asset and a lease liability. Additionally, when applying the new guidance, lessees will have to identify leases embedded in a contract. For income statement purposes, the new guidance is still based on a dual model, requiring leases to be classified as either operating or finance leases. Classification criteria are largely similar to current lease accounting guidance, except that the new guidance does not contain explicit bright lines. Lessor accounting is similar to the current model, but updated to align with certain changes to the lessee model and the new revenue recognition guidance. Existing sale-leaseback guidance has been replaced with a new model applicable to both lessees and lessors. The new guidance is effective for public companies for fiscal years beginning after December 15, 2018, including interim periods within those years. The Company will adopt the new guidance when effective and is currently assessing its impact on its consolidated financial statements.